                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03129

Morgan Stanley Natural Resource Development Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: February 29, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Natural Resource Development Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

FOR THE YEAR ENDED FEBRUARY 29, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED FEBRUARY 29, 2004

                                                            LIPPER NATURAL
                                                S&P 500       RESOURCES
 CLASS A    CLASS B     CLASS C     CLASS D     INDEX(1)    FUNDS INDEX(2)
  31.01%     30.05%      30.13%      31.43%      38.52%         34.11%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET OVERVIEW
The U.S. equity markets rose strongly during the 12 months ended February 29, 2004. The market entered the period uneasily because of geopolitical concerns and fears that the bear market of 2001-2002 would persist. Investor concerns abated following both the resolution of major conflict in Iraq and indications that the economy was beginning to recover. The market began to rally in anticipation of this recovery in March 2003 and continued to rise through the third and fourth quarters of the year on gathering signs that the economy was on the mend. The gross domestic product growth rate was key among these indicators, rising by 8.2 percent in the third quarter 2003 and another 4 percent in the fourth quarter. The economy's resilience was also reflected in corporate profits, which met -- and in some cases exceeded -- the market's expectations during the latter half of the 12-month period. Investors' expectations for further economic growth were reflected in sector performance, with economically sensitive segments such as technology and basic materials leading the market during the period.

Commodity prices also performed well over the 12-month period ended February 29, 2004. Crude oil prices remained above consensus estimates throughout the year as exogenous shocks, like the war with Iraq and the political strife in Venezuela, combined with the endogenous forces of strong demand from both the U.S. and China supported crude oil prices above $30 per barrel. Natural gas prices spiked in February through March 2003 from concerns over low inventory levels. Though these inventory issues receded by fall, natural gas prices remained above $4/bcf for the year as investors remained unconvinced that North American producers would be able to increase natural gas production aggressively. Precious metals, and gold in particular, started the period strong, out of geopolitical concerns preceding the war in Iraq. Following the conflict, gold prices fell to November 2002 levels, but then began to rally as the U.S. dollar began to decline, reaching prices not seen since 1995. Base metals took their first cue from the weaker dollar but then began to rally on the back of both improving economic demand from the U.S. and double-digit growth in metals consumption from China. By the end of the period, China had become one of the largest global consumers of base metals. As a result, most base metals ended the period well above the average levels they had achieved in the prior two years.

PERFORMANCE ANALYSIS
Morgan Stanley Natural Resource Development Securities Inc. underperformed both the S&P 500 Index and the Lipper Natural Resources Funds Index for the 12 months ended February 29, 2004. The Fund's underperformance was largely driven by its overweighted stance in energy services and drilling companies but underweighted position in chemicals companies relative to the S&P 500 Index. High energy prices and increased drilling activity led to our decision to increase the Fund's exposure to drilling and energy services stocks. Unfortunately, high oil prices did not result in the increase in drilling and exploration expenditures that we had anticipated. As a result, these companies lagged those in other industries. The Fund's reduced exposure to chemical companies was also driven by high energy prices, given their generally negative result on the sector. Many companies in the sector proactively addressed these issues, however, taking steps to offset their increased costs and achieving higher-than-anticipated margins. The Fund's underweighted position relative to the S&P 500 limited its participation in their gains.

As confidence in the U.S. economy returned following the declaration of the end of major combat operations in Iraq, the Fund took positions in early cyclical stocks poised to benefit from continued economic strength such as base metals. The Fund's overweighted position relative to the

S&P 500 in base metals contributed significantly to the Fund's performance as strong demand from China and sustained economic recovery in the U.S. drove metals prices higher. The Fund also benefited from our strategy of emphasizing independent oil exploration and production companies while reducing exposure to major integrated oil companies. As U.S. natural gas prices remained high through the period, exploration and production companies outperformed the more-diversified major companies.

  TOP 10 HOLDINGS

  Phelps Dodge Corp.                           4.3%
  Schlumberger Ltd.                            4.3
  Exxon Mobil Corp.                            3.9
  Occidental Petroleum Corp.                   3.7
  Georgia Pacific Corp.                        3.6
  Alcoa Inc.                                   3.6
  Halliburton Co.                              3.5
  Nabors Industries Ltd.                       3.3
  BP PLC (ADR)                                 3.3
  ENSCO International Inc.                     3.2

  LARGEST INDUSTRIES

  Integrated Oil                              19.6%
  Oil & Gas Production                        18.1
  Contract Drilling                           11.7
  Oilfield Services/Equipment                 11.5
  Oil Refining/Marketing                       7.8

DATA AS OF FEBRUARY 29, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS OF DOMESTIC AND FOREIGN COMPANIES ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES. THESE COMPANIES MAY BE ENGAGED IN

- EXPLORATION, DEVELOPMENT, PRODUCTION OR DISTRIBUTION OF NATURAL RESOURCES

- DEVELOPMENT OF ENERGY-EFFICIENT TECHNOLOGIES

- PROVIDING NATURAL RESOURCE RELATED SUPPLIES OR SERVICES

A COMPANY WILL BE CONSIDERED ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES IF IT DERIVES AT LEAST 50% OF ITS REVENUES FROM THOSE BUSINESSES OR IT DEVOTES AT LEAST 50% OF ITS ASSETS TO ACTIVITIES IN THOSE BUSINESSES.

ANNUAL HOUSEHOLDING NOTICE
TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES
A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                        CLASS B         S&P 500(1)      LIPPER(2)
February 28, 1994       $ 10,000          $ 10,000       $ 10,000
February 28, 1995       $  9,874          $ 10,736       $  9,802
February 29, 1996       $ 12,275          $ 14,462       $ 12,249
February 28, 1997       $ 14,839          $ 18,244       $ 14,600
February 28, 1998       $ 17,350          $ 24,631       $ 17,380
February 28, 1999       $ 12,736          $ 29,490       $ 12,271
February 29, 2000       $ 16,088          $ 32,949       $ 17,550
February 29, 2001       $ 19,059          $ 30,244       $ 22,926
February 28, 2002       $ 17,087          $ 27,372       $ 20,678
February 28, 2003       $ 14,106          $ 21,165       $ 18,960
February 29, 2004       $ 18,345(++)      $ 29,317       $ 25,426

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 29, 2004

               CLASS A SHARES*     CLASS B SHARES**    CLASS C SHARES+     CLASS D SHARES^
               (SINCE 07/28/97)    (SINCE 03/30/81)   (SINCE 07/28/97)    (SINCE 07/28/97)

  SYMBOL                  NREAX               NREBX              NRECX               NREDX
  1 YEAR                  31.01%(3)           30.05%(3)          30.13%(3)           31.43%(3)
                          24.13(4)            25.05(4)           29.13(4)               --
  5 YEARS                  8.47(3)             7.57(3)            7.58(3)             8.67(3)
                           7.30(4)             7.27(4)            7.58(4)               --
  10 YEARS                   --                6.26(3)              --                  --
                             --                6.26(4)              --                  --
  SINCE INCEPTION          1.57(3)             6.23(3)            0.74(3)             1.77(3)
                           0.74(4)             6.23(4)            0.74(4)               --


Notes on Performance

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NATURAL RESOURCES FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^   CLASS D HAS NO SALES CHARGE.

++   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 29, 2004.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004

  NUMBER OF
    SHARES                                                     VALUE
------------------------------------------------------------------------
                COMMON STOCKS (98.3%)

                BASIC ENERGY (47.8%)
                INTEGRATED OIL (19.6%)
      100,000   BP PLC (ADR)
                 (United Kingdom)                          $   4,920,000
       40,000   ChevronTexaco Corp.                            3,534,000
    8,000,000   China Petroleum &
                 Chemical Corp.
                 (Class H) (China)                             3,365,663
       50,000   ConocoPhillips                                 3,443,500
      140,000   Exxon Mobil Corp.                              5,903,800
       50,000   Repsol S.A. (ADR) (Spain)                      1,029,500
       50,000   Royal Dutch Petroleum Co.
                 (NY Registered Shares)
                 (Netherlands)                                 2,479,500
       50,000   Total SA (ADR) (France)                        4,599,500
                                                           -------------
                                                              29,275,463
                                                           -------------
                OIL & GAS PIPELINES (2.3%)
      370,000   Williams
                 Companies, Inc. (The)                         3,503,900
                                                           -------------
                OIL & GAS PRODUCTION (18.1%)
       55,000   Anadarko Petroleum Corp.                       2,818,750
       90,000   Apache Corp.                                   3,705,300
      175,000   Chesapeake Energy Corp.                        2,243,500
      160,000   Magnum Hunter
                 Resources, Inc.*                              1,470,400
      125,000   Occidental Petroleum Corp.                     5,550,000
       45,000   Pioneer Natural Resources Co.*                 1,445,400
       65,000   Southwestern Energy Co.*                       1,459,900
      115,000   Spinnaker Exploration Co.*                     3,805,350
      155,000   XTO Energy Inc.                                4,625,200
                                                           -------------
                                                              27,123,800
                                                           -------------
                OIL REFINING/MARKETING (7.8%)
      115,000   Marathon Oil Corp.                             4,041,100
      250,000   Tesoro Petroleum Corp.*                        4,562,500
       50,000   Valero Energy Corp.                            3,000,000
                                                           -------------
                                                              11,603,600
                                                           -------------
                TOTAL BASIC ENERGY                            71,506,763
                                                           -------------
                ENERGY DEVELOPMENT &
                TECHNOLOGY (31.3%)
                CONTRACT DRILLING (11.7%)
      165,000   ENSCO International Inc.                   $   4,846,050
      105,000   Nabors Industries, Ltd.
                 (Bermuda)*                                    4,971,750
      210,000   Pride International, Inc.*                     3,599,400
      175,000   Rowan Companies, Inc.*                         4,112,500
                                                           -------------
                                                              17,529,700
                                                           -------------
                ELECTRIC UTILITIES (1.9%)
    1,500,000   Huaneng Power
                 International, Inc.
                 (Class H) (China)                             2,842,186
                                                           -------------
                GAS DISTRIBUTORS (4.4%)
       25,000   Equitable Resources, Inc.                      1,077,250
       60,000   Kinder Morgan, Inc.                            3,702,600
       50,000   Questar Corp.                                  1,792,500
                                                           -------------
                                                               6,572,350
                                                           -------------
                INDUSTRIAL CONGLOMERATES (1.8%)
       40,000   Ingersoll-Rand Co. Ltd.
                 (Class A) (Bermuda)                           2,659,200
                                                           -------------
                OILFIELD SERVICES/
                EQUIPMENT (11.5%)
       75,000   Grant Prideco, Inc.*                           1,137,750
      165,000   Halliburton Co.                                5,273,400
      100,000   Schlumberger
                 Ltd. (Netherlands)                            6,449,000
       85,000   Smith International, Inc.*                     4,306,950
                                                           -------------
                                                              17,167,100
                                                           -------------
                TOTAL ENERGY DEVELOPMENT &
                 TECHNOLOGY                                   46,770,536
                                                           -------------
                METALS & BASIC
                MATERIALS (19.2%)
                ALUMINUM (3.6%)
      145,000   Alcoa, Inc.                                    5,433,150
                                                           -------------
                CONTAINERS/PACKAGING (1.4%)
      110,000   Smurfit-Stone
                 Container Corp.*                              2,041,600
                                                           -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                     VALUE
------------------------------------------------------------------------
                CHEMICALS: MAJOR
                DIVERSIFIED (1.0%)
       35,000   Dow Chemical Co. (The)                     $   1,521,450
                                                           -------------
                OTHER METALS/MINERALS (4.3%)
       75,000   Phelps Dodge Corp.*                            6,469,500
                                                           -------------
                PRECIOUS METALS (5.2%)
      200,000   Barrick Gold Corp. (Canada)                    4,090,000
       55,000   Compania de Minas
                 Buenaventura S.A.
                 (ADR) (Peru)                                  1,331,550
       55,000   Freeport-McMoRan Copper &
                 Gold, Inc. (Class B)                          2,345,750
                                                           -------------
                                                               7,767,300
                                                           -------------
                PULP & PAPER (3.7%)
      170,000   Georgia-Pacific Corp.                          5,448,500
                                                           -------------
                TOTAL METALS & BASIC
                 MATERIALS                                    28,681,500
                                                           -------------
                Total Common Stocks
                 (COST $114,739,627)                         146,958,799
                                                           -------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                    VALUE
------------------------------------------------------------------------
                SHORT-TERM INVESTMENT (1.9%)
                REPURCHASE AGREEMENT
$       2,854   Joint repurchase agreement
                 account 1.03% due
                 03/01/04 (dated 02/27/04;
                 proceeds $2,854,245) (a)
                 (COST $2,854,000)                         $   2,854,000
                                                           -------------

TOTAL INVESTMENTS
 (COST $117,593,627) (b)                            100.2%   149,812,799
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                        (0.2)      (343,818)
                                                    -----  -------------
NET ASSETS                                          100.0% $ 149,468,981
                                                    =====  =============

     ADR  AMERICAN DEPOSITORY RECEIPT.
       *  NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $118,272,551. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $32,004,328 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $464,080, RESULTING IN NET UNREALIZED APPRECIATION OF $31,540,248.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004

ASSETS:
Investments in securities, at value (cost $117,593,627)              $  149,812,799
Cash                                                                         14,588
Receivable for:
  Investments sold                                                          539,379
  Dividends                                                                 287,949
  Capital stock sold                                                         97,864
  Foreign withholding taxes reclaimed                                        10,798
Prepaid expenses and other assets                                            10,044
                                                                     --------------
    TOTAL ASSETS                                                        150,773,421
                                                                     --------------
LIABILITIES:
Payable for:
  Investments purchased                                                     722,111
  Capital stock redeemed                                                    274,532
  Distribution fee                                                           95,801
  Investment management fee                                                  75,184
Accrued expenses and other payables                                         136,812
                                                                     --------------
    TOTAL LIABILITIES                                                     1,304,440
                                                                     --------------
    NET ASSETS                                                       $  149,468,981
                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                      $  128,764,059
Net unrealized appreciation                                              32,219,172
Accumulated net investment loss                                             (61,142)
Accumulated net realized loss                                           (11,453,108)
                                                                     --------------
    NET ASSETS                                                       $  149,468,981
                                                                     ==============
CLASS A SHARES:
Net Assets                                                           $    2,270,314
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)          150,922
    NET ASSET VALUE PER SHARE                                        $        15.04
                                                                     ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $        15.87
                                                                     ==============
CLASS B SHARES:
Net Assets                                                           $  114,811,928
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)        7,988,832
    NET ASSET VALUE PER SHARE                                        $        14.37
                                                                     ==============
CLASS C SHARES:
Net Assets                                                           $    3,466,450
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)          241,796
    NET ASSET VALUE PER SHARE                                        $        14.34
                                                                     ==============
CLASS D SHARES:
Net Assets                                                           $   28,920,289
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)        1,905,070
    NET ASSET VALUE PER SHARE                                        $        15.18
                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2004

NET INVESTMENT LOSS:
INCOME
Dividends (net of $58,484 foreign withholding tax)                   $    2,231,920
Interest                                                                     15,307
                                                                     --------------
    TOTAL INCOME                                                          2,247,227
                                                                     --------------

EXPENSES
Distribution fee (Class A shares)                                             3,024
Distribution fee (Class B shares)                                         1,066,478
Distribution fee (Class C shares)                                            28,415
Investment management fee                                                   885,954
Transfer agent fees and expenses                                            258,440
Professional fees                                                            69,025
Registration fees                                                            64,438
Shareholder reports and notices                                              57,111
Custodian fees                                                               36,037
Directors' fees and expenses                                                 15,091
Other                                                                         8,976
                                                                     --------------
    TOTAL EXPENSES                                                        2,492,989
                                                                     --------------
    NET INVESTMENT LOSS                                                    (245,762)
                                                                     --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                        11,483,384
Net change in unrealized appreciation                                    26,633,811
                                                                     --------------
    NET GAIN                                                             38,117,195
                                                                     --------------
NET INCREASE                                                         $   37,871,433
                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEAR      FOR THE YEAR
                                                         ENDED             ENDED
                                                   FEBRUARY 29, 2004  FEBRUARY 28, 2003
                                                   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                 $      (245,762)   $      (448,580)
Net realized gain (loss)                                 11,483,384        (17,083,521)
Net change in unrealized appreciation                    26,633,811        (18,049,480)
                                                    ---------------    ---------------

    NET INCREASE (DECREASE)                              37,871,433        (35,581,581)
                                                    ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                 --               (111)
  Class D shares                                                 --            (13,943)

Net realized gain
  Class A shares                                                 --             (3,741)
  Class B shares                                                 --           (416,483)
  Class C shares                                                 --            (10,373)
  Class D shares                                                 --           (117,149)
                                                    ---------------    ---------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                            --           (561,800)
                                                    ---------------    ---------------

Net decrease from capital stock transactions            (36,098,613)       (35,966,100)
                                                    ---------------    ---------------

    NET INCREASE (DECREASE)                               1,772,820        (72,109,481)
                                                    ---------------    ---------------

NET ASSETS:
Beginning of period                                     147,696,161        219,805,642
                                                    ---------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$61,142 AND $59,937, RESPECTIVELY)                  $   149,468,981    $   147,696,161
                                                    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,813,511 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10, $146,151 and $2,393, respectively and received $16,489 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2004 aggregated $331,803,457 and $370,020,458, respectively.

Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $763,550 and $522,800, respectively, including a net realized gain of $49,356.

For the year ended February 29, 2004, the Fund incurred $89,433 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At February 29, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affliliate of the Fund, held 119,659 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $3,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended February 29, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $7,150. At February 29, 2004, the Fund had an accrued pension liability of $61,142 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Directors voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Director to defer payment of all or a portion of the fees he receives for serving on the Board of Directors throughout the year.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid were as follows:

                                    FOR THE YEAR       FOR THE YEAR
                                        ENDED             ENDED
                                  FEBRUARY 29, 2004  FEBRUARY 28, 2003
                                  -----------------  -----------------
Ordinary income                    $            --    $        14,054
Long-term capital gains                         --            547,746
                                   ---------------    ---------------
Total distributions                $            --    $       561,800
                                   ===============    ===============

As of February 29, 2004, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings                        --
Capital loss carryforward*         $   (10,686,933)
Post-October losses                        (87,251)
Temporary differences                      (61,142)
Net unrealized appreciation             31,540,248
                                   ---------------
Total accumulated earnings         $    20,704,922
                                   ===============

*During the year ended February 29, 2004, the Fund utilized $7,801,947 of its net capital loss carryforward. As of February 29, 2004, the Fund had a net capital loss carryforward of $10,686,933 of which $2,709,450 will expire on February 28, 2006, $427,368 will expire on February 28, 2007 and $7,550,115 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $244,641, accumulated net realized loss was credited $84 and accumulated net investment loss was credited $244,557.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                        FOR THE YEAR                        FOR THE YEAR
                                                           ENDED                               ENDED
                                                      FEBRUARY 29, 2004                   FEBRUARY 28, 2003
                                              --------------------------------    --------------------------------
                                                   SHARES           AMOUNT             SHARES           AMOUNT
                                              --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                 134,203    $    1,725,677           144,369    $    2,048,654
Reinvestment of dividends and distributions               --                --               230             3,170
Redeemed                                             (84,399)       (1,031,382)         (140,108)       (1,909,656)
                                              --------------    --------------    --------------    --------------
Net increase -- Class A                               49,804           694,295             4,491           142,168
                                              --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                                 806,925        10,146,495         1,332,544        17,406,546
Reinvestment of distributions                             --                --            28,545           380,213
Redeemed                                          (2,894,630)      (34,722,979)       (3,443,173)      (41,924,537)
                                              --------------    --------------    --------------    --------------
Net decrease -- Class B                           (2,087,705)      (24,576,484)       (2,082,084)      (24,137,778)
                                              --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                 101,084         1,241,640           129,612         1,674,032
Reinvestment of distributions                             --                --               730             9,697
Redeemed                                            (101,951)       (1,227,149)         (160,807)       (1,900,505)
                                              --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C                      (867)           14,491           (30,465)         (216,776)
                                              --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                                 467,814         6,102,052           273,187         3,369,857
Reinvestment of dividends and distributions               --                --             4,482            61,980
Redeemed                                          (1,380,010)      (18,332,967)       (1,177,544)      (15,185,551)
                                              --------------    --------------    --------------    --------------
Net decrease -- Class D                             (912,196)      (12,230,915)         (899,875)      (11,753,714)
                                              --------------    --------------    --------------    --------------
Net decrease in Fund                              (2,950,964)   $  (36,098,613)       (3,007,933)   $  (35,966,100)
                                              ==============    ==============    ==============    ==============

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints, which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                            ------------------------------------------------------------------------
                                               2004**        2003           2002           2001             2000**
                                            ----------    ----------     ----------     ----------        ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $    11.48    $    13.83     $    15.34     $    12.94        $    10.15
                                            ----------    ----------     ----------     ----------        ----------

Income (loss) from investment operations:
  Net investment income++                         0.03          0.04           0.11           0.10              0.10
  Net realized and unrealized gain
   (loss)                                         3.53         (2.35)         (1.57)          2.40              2.69
                                            ----------    ----------     ----------     ----------        ----------
Total income (loss) from investment
 operations                                       3.56         (2.31)         (1.46)          2.50              2.79
                                            ----------    ----------     ----------     ----------        ----------

Less dividends and distributions from:
  Net investment income                              -         (0.00)*        (0.01)         (0.10)                -
  Net realized gain                                  -         (0.04)         (0.04)             -                 -
                                            ----------    ----------     ----------     ----------        ----------
Total dividends and distributions                    -         (0.04)         (0.05)         (0.10)                -
                                            ----------    ----------     ----------     ----------        ----------
Net asset value, end of period              $    15.04    $    11.48     $    13.83     $    15.34        $    12.94
                                            ==========    ==========     ==========     ==========        ==========

TOTAL RETURN+                                    31.01%       (16.59)%        (9.71)%        19.38%            27.49%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.22%         1.15%          0.88%          1.03%(2)          1.12%
Net investment income                             0.36%         0.29%          0.78%          0.69%(2)          0.75%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $    2,270    $    1,160     $    1,337     $    1,656        $    1,233
Portfolio turnover rate                            237%          178%            26%            23%               39%

----------
*    LESS THAN $0.01 PER SHARE.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                            ------------------------------------------------------------------------
                                               2004**        2003           2002           2001             2000**
                                            ----------    ----------     ----------     ----------        ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $    11.05    $    13.42     $    15.01     $    12.67        $    10.03
                                            ----------    ----------     ----------     ----------        ----------

Income (loss) from investment operations:
  Net investment loss++                          (0.05)        (0.06)         (0.03)         (0.02)             0.00
  Net realized and unrealized gain (loss)         3.37         (2.27)         (1.52)          2.36              2.64
                                            ----------    ----------     ----------     ----------        ----------
Total income (loss) from investment
 operations                                       3.32         (2.33)         (1.55)          2.34              2.64
                                            ----------    ----------     ----------     ----------        ----------
Less distributions from net realized gain            -         (0.04)         (0.04)             -                 -
                                            ----------    ----------     ----------     ----------        ----------
Net asset value, end of period              $    14.37    $    11.05     $    13.42     $    15.01        $    12.67
                                            ==========    ==========     ==========     ==========        ==========

TOTAL RETURN+                                    30.05%       (17.44)%       (10.35)%        18.47%            26.32%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.98%         1.91%          1.86%          1.83%(2)          1.89%
Net investment loss                              (0.40)%       (0.47)%        (0.20)%        (0.11)%(2)        (0.02)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $  114,812    $  111,313     $  163,156     $  199,044        $  189,180
Portfolio turnover rate                            237%          178%            26%            23%               39%

----------
**   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                            ------------------------------------------------------------------------
                                               2004**        2003           2002           2001             2000**
                                            ----------    ----------     ----------     ----------        ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $    11.02    $    13.39     $    14.98     $    12.66        $    10.02
                                            ----------    ----------     ----------     ----------        ----------

Income (loss) from investment operations:
  Net investment income (loss)++                 (0.05)        (0.06)         (0.03)         (0.01)             0.01
  Net realized and unrealized gain
   (loss)                                         3.37         (2.27)         (1.52)          2.35              2.63
                                            ----------    ----------     ----------     ----------        ----------
Total income (loss) from investment
 operations                                       3.32         (2.33)         (1.55)          2.34              2.64
                                            ----------    ----------     ----------     ----------        ----------
Less dividends and distributions from:
  Net investment income                              -             -              -          (0.02)                -
  Net realized gain                                  -         (0.04)         (0.04)             -                 -
                                            ----------    ----------     ----------     ----------        ----------
Total dividends and distributions                    -         (0.04)         (0.04)         (0.02)                -
                                            ----------    ----------     ----------     ----------        ----------
Net asset value, end of period              $    14.34    $    11.02     $    13.39     $    14.98        $    12.66
                                            ==========    ==========     ==========     ==========        ==========

TOTAL RETURN+                                    30.13%       (17.48)%       (10.37)%        18.52%            26.35%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          1.98%         1.91%          1.85%          1.83%(2)          1.89%
Net investment loss                              (0.40)%       (0.47)%        (0.19)%        (0.11)%(2)        (0.02)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $    3,466    $    2,674     $    3,656     $    3,593        $    3,161
Portfolio turnover rate                            237%          178%            26%            23%               39%

----------
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                            ------------------------------------------------------------------------
                                               2004**        2003           2002           2001             2000**
                                            ----------    ----------     ----------     ----------        ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $    11.55    $    13.90     $    15.44     $    13.01        $    10.19
                                            ----------    ----------     ----------     ----------        ----------

Income (loss) from investment operations:
  Net investment income++                         0.08          0.07           0.11           0.13              0.12
  Net realized and unrealized gain
   (loss)                                         3.55         (2.38)         (1.56)          2.42              2.70
                                            ----------    ----------     ----------     ----------        ----------
Total income (loss) from investment
 operations                                       3.63         (2.31)         (1.45)          2.55              2.82
                                            ----------    ----------     ----------     ----------        ----------
Less dividends and distributions from:
  Net investment income                              -         (0.00)*        (0.05)         (0.12)                -
  Net realized gain                                  -         (0.04)         (0.04)             -                 -
                                            ----------    ----------     ----------     ----------        ----------
Total dividends and distributions                    -         (0.04)         (0.09)         (0.12)                -
                                            ----------    ----------     ----------     ----------        ----------
Net asset value, end of period              $    15.18    $    11.55     $    13.90     $    15.44        $    13.01
                                            ==========    ==========     ==========     ==========        ==========

TOTAL RETURN+                                    31.43%       (16.67)%        (9.45)%        19.68%            27.67%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                          0.98%         0.91%          0.86%          0.83%(2)          0.89%
Net investment income                             0.60%         0.53%          0.80%          0.89%(2)          0.98%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   28,920    $   32,548     $   51,657     $   46,835        $   32,356
Portfolio turnover rate                            237%          178%            26%            23%               39%

----------
*    LESS THAN $0.01 PER SHARE.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Natural Resource Development Securities Inc. (the "Fund"), including the portfolio of investments, as of February 29, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Natural Resource Development Securities Inc. as of February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 15, 2004

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                            TERM OF                                IN FUND
                                            POSITION(S)   OFFICE AND                                COMPLEX
         NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
           INDEPENDENT DIRECTOR             REGISTRANT   TIME SERVED*      DURING 5 YEARS**     BY DIRECTOR***    HELD BY DIRECTOR
-----------------------------------------  ------------  ------------  -----------------------  --------------  --------------------
Michael Bozic (63)                         Director      Since         Private Investor;        208             Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP                  April 1994    Director or Trustee of                   Steel Corporation.
Counsel to the Independent Directors                                   the Retail Funds (since
919 Third Avenue                                                       April 1994) and the
New York, NY                                                           Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Vice Chairman
                                                                       of Kmart Corporation
                                                                       (December 1998-October
                                                                       2000), Chairman and
                                                                       Chief Executive Officer
                                                                       of Levitz Furniture
                                                                       Corporation (November
                                                                       1995-November 1998) and
                                                                       President and Chief
                                                                       Executive Officer of
                                                                       Hills Department Stores
                                                                       (May 1991-July 1995);
                                                                       formerly variously
                                                                       Chairman, Chief
                                                                       Executive Officer,
                                                                       President and Chief
                                                                       Operating Officer
                                                                       (1987-1991) of the
                                                                       Sears Merchandise Group
                                                                       of Sears, Roebuck & Co.

Edwin J. Garn (71)                         Director      Since         Director or Trustee of   208             Director of Franklin
c/o Summit Ventures LLC                                  January 1993  the Retail Funds (since                  Covey (time
1 Utah Center                                                          January 1993) and the                    management systems),
201 S. Main Street                                                     Institutional Funds                      BMW Bank of North
Salt Lake City, UT                                                     (since July 2003);                       America, Inc.
                                                                       member of the Utah                       (industrial loan
                                                                       Regional Advisory Board                  corporation), United
                                                                       of Pacific Corp.;                        Space Alliance
                                                                       formerly United States                   (joint venture
                                                                       Senator (R-Utah)                         between Lockheed
                                                                       (1974-1992) and                          Martin and the
                                                                       Chairman, Senate                         Boeing Company) and
                                                                       Banking Committee                        Nuskin Asia Pacific
                                                                       (1980-1986), Mayor of                    (multilevel
                                                                       Salt Lake City, Utah                     marketing); member
                                                                       (1971-1974), Astronaut,                  of the board of
                                                                       Space Shuttle Discovery                  various civic and
                                                                       (April 12-19, 1985),                     charitable
                                                                       and Vice Chairman,                       organizations.
                                                                       Huntsman Corporation
                                                                       (chemical company).

Wayne E. Hedien (70)                       Director      Since         Retired; Director or     208             Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                  September     Trustee of the Retail                    Group Inc. (private
Counsel to the Independent Directors                     1997          Funds (since September                   mortgage insurance);
919 Third Avenue                                                       1997) and the                            Trustee and Vice
New York, NY                                                           Institutional Funds                      Chairman of The
                                                                       (since July 2003);                       Field Museum of
                                                                       formerly associated                      Natural History;
                                                                       with the Allstate                        director of various
                                                                       Companies (1966-1994),                   other business and
                                                                       most recently as                         charitable
                                                                       Chairman of The                          organizations.
                                                                       Allstate Corporation
                                                                       (March 1993-December
                                                                       1994) and Chairman and
                                                                       Chief Executive Officer
                                                                       of its wholly-owned
                                                                       subsidiary, Allstate
                                                                       Insurance Company (July
                                                                       1989-December 1994).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                            TERM OF                                IN FUND
                                            POSITION(S)   OFFICE AND                                COMPLEX
         NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
           INDEPENDENT DIRECTOR             REGISTRANT   TIME SERVED*      DURING 5 YEARS**     BY DIRECTOR***    HELD BY DIRECTOR
-----------------------------------------  ------------  ------------  -----------------------  --------------  --------------------
Dr. Manuel H. Johnson (55)                 Director      Since         Senior Partner, Johnson  208             Director of NVR,
c/o Johnson Smick International, Inc.                    July 1991     Smick International,                     Inc. (home
2099 Pennsylvania Avenue, N.W.                                         Inc., a consulting                       construction);
Suite 950                                                              firm; Chairman of the                    Chairman and Trustee
Washington, D.C.                                                       Audit Committee and                      of the Financial
                                                                       Director or Trustee of                   Accounting
                                                                       the Retail Funds (since                  Foundation
                                                                       July 1991) and the                       (oversight
                                                                       Institutional Funds                      organization of the
                                                                       (since July 2003);                       Financial Accounting
                                                                       Co-Chairman and a                        Standards Board);
                                                                       founder of the Group of                  Director of RBS
                                                                       Seven Council (G7C), an                  Greenwich Capital
                                                                       international economic                   Holdings (financial
                                                                       commission; formerly                     holding company).
                                                                       Vice Chairman of the
                                                                       Board of Governors of
                                                                       the Federal Reserve
                                                                       System and Assistant
                                                                       Secretary of the U.S.
                                                                       Treasury.

Joseph J. Kearns (61)                      Director      Since         President, Kearns &      209             Director of Electro
PMB754                                                   July 2003     Associates LLC                           Rent Corporation
23852 Pacific Coast Highway                                            (investment                              (equipment leasing),
Malibu, CA                                                             consulting); Deputy                      The Ford Family
                                                                       Chairman of the Audit                    Foundation, and the
                                                                       Committee and Director                   UCLA Foundation.
                                                                       or Trustee of the
                                                                       Retail Funds (since
                                                                       July 2003) and the
                                                                       Institutional Funds
                                                                       (since August
                                                                       1994); previously
                                                                       Chairman of the Audit
                                                                       Committee of the
                                                                       Institutional Funds
                                                                       (October 2001 - July
                                                                       2003); formerly CFO of
                                                                       the J. Paul Getty
                                                                       Trust.

Michael E. Nugent (67)                     Director      Since         General Partner of       208             Director of various
c/o Triumph Capital, L.P.                                July 1991     Triumph Capital, L.P.,                   business
445 Park Avenue                                                        a private investment                     organizations.
New York, NY                                                           partnership; Chairman
                                                                       of the Insurance
                                                                       Committee and Director
                                                                       or Trustee of the
                                                                       Retail Funds (since
                                                                       July 1991) and the
                                                                       Institutional Funds
                                                                       (since July 2001);
                                                                       formerly Vice
                                                                       President, Bankers
                                                                       Trust Company and BT
                                                                       Capital Corporation
                                                                       (1984-1988).

Fergus Reid (71)                           Director      Since         Chairman of Lumelite     209             Trustee and Director
c/o Lumelite Plastics Corporation                        July 2003     Plastics Corporation;                    of certain
85 Charles Colman Blvd.                                                Chairman of the                          investment companies
Pawling, NY                                                            Governance Committee                     in the JPMorgan
                                                                       and Director or Trustee                  Funds complex
                                                                       of the Retail Funds                      managed by J.P.
                                                                       (since July 2003) and                    Morgan Investment
                                                                       the Institutional Funds                  Management Inc.
                                                                       (since June 1992).

INTERESTED DIRECTORS:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                            TERM OF                                IN FUND
                                            POSITION(S)   OFFICE AND                                COMPLEX
         NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
           INDEPENDENT DIRECTOR             REGISTRANT   TIME SERVED*      DURING 5 YEARS**     BY DIRECTOR***    HELD BY DIRECTOR
-----------------------------------------  ------------  ------------  -----------------------  --------------  --------------------
Charles A. Fiumefreddo (70)                Chairman of   Since         Chairman and Director    208             None
c/o Morgan Stanley Trust                   the Board     July 1991     or Trustee of the
Harborside Financial Center,               and Director                Retail Funds (since
Plaza Two,                                                             July 1991) and the
Jersey City, NJ                                                        Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Chief
                                                                       Executive Officer of
                                                                       the Retail Funds (until
                                                                       September 2002).

James F. Higgins (56)                      Director      Since         Director or Trustee of   208             Director of AXA
c/o Morgan Stanley Trust                                 June 2000     the Retail Funds (since                  Financial, Inc. and
Harborside Financial Center,                                           June 2000) and the                       The Equitable Life
Plaza Two,                                                             Institutional Funds                      Assurance Society of
Jersey City, NJ                                                        (since July 2003);                       the United States
                                                                       Senior Advisor of                        (financial
                                                                       Morgan Stanley (since                    services).
                                                                       August 2000); Director
                                                                       of the Distributor and
                                                                       Dean Witter Realty
                                                                       Inc.; previously
                                                                       President and Chief
                                                                       Operating Officer of
                                                                       the Private Client
                                                                       Group of Morgan Stanley
                                                                       (May 1999 - August
                                                                       2000), and President
                                                                       and Chief Operating
                                                                       Officer of Individual
                                                                       Securities of Morgan
                                                                       Stanley (February
                                                                       1997-May 1999).

Philip J. Purcell (60)                     Director      Since         Chairman of the Board    208             Director of American
1585 Broadway                                            April 1994    of Directors and Chief                   Airlines, Inc. and
New York, NY                                                           Executive Officer of                     its parent company,
                                                                       Morgan Stanley and                       AMR Corporation.
                                                                       Morgan Stanley DW Inc.;
                                                                       Director or Trustee of
                                                                       the Retail Funds (since
                                                                       April 1994) and the
                                                                       Institutional Funds
                                                                       (since July 2003);
                                                                       Director of the
                                                                       Distributor; Chairman
                                                                       of the Board of
                                                                       Directors and Chief
                                                                       Executive Officer of
                                                                       Novus Credit Services
                                                                       Inc.; Director and/or
                                                                       officer of various
                                                                       Morgan Stanley
                                                                       subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                            TERM OF
                                            POSITION(S)   OFFICE AND
         NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF
           INDEPENDENT DIRECTOR             REGISTRANT   TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING 5 YEARS**
-----------------------------------------  ------------  ------------  ------------------------------------------------------
Mitchell M. Merin (50)                     President     Since May     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                              1999          Stanley Investment Management Inc.; President,
New York, NY                                                           Director and Chief Executive Officer of the Investment
                                                                       Manager and Morgan Stanley Services; Chairman and
                                                                       Director of the Distributor; Chairman and Director of
                                                                       the Transfer Agent; Director of various Morgan Stanley
                                                                       subsidiaries; President of the Institutional Funds
                                                                       (since July 2003) and President of the Retail Funds
                                                                       (since May 1999); Trustee (since July 2003) and
                                                                       President (since December 2002) of the Van Kampen
                                                                       Closed-End Funds; Trustee (since May 1999) and
                                                                       President (since October 2002) of the Van Kampen
                                                                       Open-End Funds.

Ronald E. Robison (65)                     Executive     Since         Chief Global Operations Officer and Managing Director
1221 Avenue of the Americas                Vice          April 2003    of Morgan Stanley Investment Management Inc.; Managing
New York, NY                               President                   Director of Morgan Stanley & Co. Incorporated;
                                           and                         Managing Director of Morgan Stanley; Managing
                                           Principal                   Director, Chief Administrative Officer and Director of
                                           Executive                   the Investment Manager and Morgan Stanley Services;
                                           Officer                     Chief Executive Officer and Director of the Transfer
                                                                       Agent; Managing Director and Director of the
                                                                       Distributor; Executive Vice President and Principal
                                                                       Executive Officer of the Institutional Funds (since
                                                                       July 2003); previously President and Director of the
                                                                       Institutional Funds (March 2001-July 2003).

Barry Fink (49)                            Vice          Since         General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                President     February      (since December 2000) of Morgan Stanley Investment
New York, NY                               and General   1997          Management; Managing Director (since December 2000),
                                           Counsel                     Secretary (since February 1997) and Director (since
                                                                       July 1998) of the Investment Manager and Morgan
                                                                       Stanley Services; Assistant Secretary of Morgan
                                                                       Stanley DW; Vice President of the Institutional Funds
                                                                       (since July 2003); Managing Director, Secretary and
                                                                       Director of the Distributor; previously Secretary of
                                                                       the Retail Funds (February 1997-July 2003); previously
                                                                       Vice President and Assistant General Counsel of the
                                                                       Investment Manager and Morgan Stanley Services
                                                                       (February 1997-December 2001).

Joseph J. McAlinden (61)                   Vice          Since July    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                President     1995          Investment Manager and Morgan Stanley Investment
New York, NY                                                           Management Inc., Director of the Transfer Agent, Chief
                                                                       Investment Officer of the Van Kampen Funds; Vice
                                                                       President of the Institutional Funds (since July 2003)
                                                                       and the Retail Funds (since July 1995).

Stefanie V. Chang (37)                     Vice          Since July    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                President     2003          Incorporated and Morgan Stanley Investment Management
New York, NY                                                           Inc. and Vice President of the Institutional Funds
                                                                       (since December 1997) and the Retail Funds (since July
                                                                       2003); formerly practiced law with the New York law
                                                                       firm of Rogers & Wells (now Clifford Chance US LLP).

                                                            TERM OF
                                            POSITION(S)   OFFICE AND
         NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF
           INDEPENDENT DIRECTOR             REGISTRANT   TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING 5 YEARS**
-----------------------------------------  ------------  ------------  ------------------------------------------------------
Francis J. Smith (38)                      Treasurer     Treasurer     Executive Director of the Investment Manager and
c/o Morgan Stanley Trust                   and Chief     since July    Morgan Stanley Services (since December 2001);
Harborside Financial Center,               Financial     2003 and      previously Vice President of the Retail Funds
Plaza Two,                                 Officer       Chief         (September 2002-July 2003); previously Vice President
Jersey City, NJ                                          Financial     of the Investment Manager and Morgan Stanley Services
                                                         Officer       (August 2000-November 2001) and Senior Manager at
                                                         since         PricewaterhouseCoopers LLP (January 1998-August 2000).
                                                         September
                                                         2002

Thomas F. Caloia (57)                      Vice          Since July    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                   President     2003          Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                           and Morgan Stanley Services; previously Treasurer of
Plaza Two,                                                             the Retail Funds (April 1989-July 2003); formerly
Jersey City, NJ                                                        First Vice President of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services.

Mary E. Mullin (36)                        Secretary     Since July    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                              2003          Incorporated and Morgan Stanley Investment Management
New York, NY                                                           Inc.; Secretary of the Institutional Funds (since June
                                                                       1999) and the Retail Funds (since July 2003); formerly
                                                                       practiced law with the New York law firms of
                                                                       McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                       Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY

                                                                NATURAL RESOURCE

                                                          DEVELOPMENT SECURITIES


                                                                   ANNUAL REPORT
                                                               FEBRUARY 29, 2004


[MORGAN STANLEY LOGO]

37930RPT-RA04-00011P-A02/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees/Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004

                                                        REGISTRANT        COVERED ENTITIES(1)
              AUDIT FEES                                $   27,930                      N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                   $      684  (2)   $         3,364,576  (2)
                   TAX FEES                             $    5,443  (3)   $           652,431  (4)
                   ALL OTHER FEES                       $        -        $                 -
              TOTAL NON-AUDIT FEES                      $    6,127        $         4,017,007

              TOTAL                                     $   34,057        $         4,017,007

           2003

                                                        REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                                $   28,613                         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                   $      657   (2)   $         2,620,902   (2)
                   TAX FEES                             $    5,050   (3)   $           302,377   (4)
                   ALL OTHER FEES                       $        -         $           423,095   (5)
              TOTAL NON-AUDIT FEES                      $    5,707         $         3,346,374

              TOTAL                                     $   34,320         $         3,346,374

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP

     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the /Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004